UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

Item 1. Reports to Stockholders

Alternative / specialty mutual fund

Delaware Healthcare Fund

September 30, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Healthcare Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2018 to September 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2018 to Sept. 30, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2018 to September 30, 2018 (Unaudited)

Delaware Healthcare Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio	Expenses Paid During Period 4/1/18 to 9/30/18*

Actual Fund return†
Class A	$1,000.00	$1,152.50	1.26%	$6.80
Class C	1,000.00	1,148.10	2.01%	10.82
Class R	1,000.00	1,151.10	1.51%	8.14
Institutional Class	1,000.00	1,153.90	1.01%	5.45

Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.75	1.26%	$6.38
Class C	1,000.00	1,014.99	2.01%	10.15
Class R	1,000.00	1,017.50	1.51%	7.64
Institutional Class	1,000.00	1,020.00	1.01%	5.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10

equity holdings

Delaware Healthcare Fund	As of September 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	97.89%
Biotechnology	34.94%
Blue Chip Medical Products	39.76%
Healthcare Services	11.37%
Other	7.46%
Small- / Mid-Cap Medical Products	4.36%
Rights	0.00%
Short-Term Investments	4.24%
Total Value of Securities	102.13%
Liabilities Net of Receivables and Other Assets	(2.13%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
MorphoSys	4.84%
Sanofi ADR	3.96%
Chugai Pharmaceutical	3.43%
Johnson & Johnson	3.10%
Sanofi	2.66%
Pfizer	2.61%
Roche Holding	2.59%
Arena Pharmaceuticals	2.56%
Eli Lilly & Co.	2.41%
uniQure	2.32%

Schedule of investments
Delaware Healthcare Fund	September 30, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.89%²

Biotechnology – 34.94%
ACADIA Pharmaceuticals †	48,039	$997,290
Alder Biopharmaceuticals †	75,000	1,248,750
Alexion Pharmaceuticals †	25,000	3,475,250
Alnylam Pharmaceuticals †	41,000	3,588,320
Arena Pharmaceuticals †	521,800	24,013,236
Array BioPharma †	670,000	10,184,000
Audentes Therapeutics †	130,100	5,150,659
BioMarin Pharmaceutical †	127,700	12,383,069
Cellectis ADR †	190,987	5,389,653
Coherus Biosciences †	430,000	7,095,000
Epizyme †	203,200	2,153,920
Galmed Pharmaceuticals †	306,010	4,155,616
Genomic Health †	38,000	2,668,360
ImmunoGen †	650,000	6,155,500
Incyte †	60,000	4,144,800
Intercept Pharmaceuticals †	27,000	3,411,720
Karyopharm Therapeutics †	338,000	5,756,140
Ligand Pharmaceuticals Class B †	65,000	17,841,850
Loxo Oncology †	68,000	11,616,440
MacroGenics †	80,000	1,715,200
Madrigal Pharmaceuticals †	28,500	6,102,705
MEI Pharma †	385,000	1,659,350
Mirati Therapeutics †	223,630	10,532,973
Momenta Pharmaceuticals †	113,000	2,971,900
MorphoSys †	424,000	45,339,467
Myriad Genetics †	135,000	6,210,000
Nektar Therapeutics †	165,000	10,058,400
Neurocrine Biosciences †	90,000	11,065,500
Portola Pharmaceuticals †	130,000	3,461,900
Regeneron Pharmaceuticals †	43,000	17,373,720
REGENXBIO †	149,000	11,249,500
Rigel Pharmaceuticals †	1,600,000	5,136,000
Sarepta Therapeutics †	23,000	3,714,730
Seattle Genetics †	80,000	6,169,600
Spark Therapeutics †	90,000	4,909,500
Syndax Pharmaceuticals †	180,000	1,454,400
TESARO †	215,000	8,387,150
uniQure †	597,000	21,724,830
Vascular Biogenics †	200,000	325,000
Vertex Pharmaceuticals †	25,000	4,818,500
Viking Therapeutics †	330,100	5,750,342

	Number of shares	Value (US $)

Common Stock² (continued)

Biotechnology (continued)
Xencor †	129,191	$5,034,573
XOMA †	46,410	815,424

		327,410,237

Blue Chip Medical Products – 39.76%
AbbVie	130,000	12,295,400
Amgen	100,000	20,729,000
AstraZeneca	110,000	8,549,392
AstraZeneca ADR	60,000	2,374,200
Biogen †	42,000	14,839,020
Boston Scientific †	470,000	18,095,000
Bristol-Myers Squibb	120,000	7,449,600
Celgene †	100,000	8,949,000
Chugai Pharmaceutical	500,000	32,124,626
Elanco Animal Health †	100,000	3,489,000
Eli Lilly & Co.	210,000	22,535,100
Express Scripts Holding †	3,000	285,030
Gilead Sciences	230,000	17,758,300
GlaxoSmithKline ADR	430,000	17,273,100
Johnson & Johnson	210,000	29,015,700
Pfizer	555,000	24,458,850
Roche Holding	100,000	24,225,596
Sanofi	280,000	24,889,197
Sanofi ADR	831,600	37,147,572
Smith & Nephew	970,000	17,693,850
Stryker	20,000	3,553,600
UCB	60,000	5,391,916
Zimmer Biomet Holdings	148,000	19,457,560

		372,579,609

Healthcare Services – 11.37%
Aetna	77,000	15,619,450
Anthem	50,000	13,702,500
Cigna	83,000	17,284,750
CVS Health	180,000	14,169,600
DaVita †	80,000	5,730,400
McKesson	102,000	13,530,300
Quest Diagnostics	48,000	5,179,680
UnitedHealth Group	80,000	21,283,200

		106,499,880

Other – 7.46%
Advanced Micro Devices †	560,000	17,298,400
Cia de Minas Buenaventura ADR	115,300	1,546,173
Dean Foods	350,000	2,485,000

Schedule of investments

Delaware Healthcare Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Other (continued)
Fannie Mae †	1,000,000	$1,440,000
Federal Home Loan Mortgage †	1,030,000	1,442,000
Micron Technology †	280,000	12,664,400
Nestle	150,000	12,505,604
NIO ADR †	100,000	698,000
NXP Semiconductors	39,000	3,334,500
Opera ADR †	242,350	2,178,727
SINA †	60,000	4,168,800
Sohu.com ADR †	390,722	7,767,553
Whirlpool	20,000	2,375,000

		69,904,157

Small- / Mid-Cap Medical Products – 4.36%
Aerie Pharmaceuticals †	5,100	313,905
Halozyme Therapeutics †	500,000	9,085,000
Inspire Medical Systems †	30,000	1,262,400
Mylan †	375,000	13,725,000
Perrigo	232,000	16,425,600

		40,811,905

Total Common Stock (cost $694,365,234)		917,205,788

Rights – 0.00%
Ambit Bioscience =†	76,500	45,900

Total Rights (cost $0)		45,900

	Principal amount°

Short-Term Investments – 4.24%

Repurchase Agreements – 4.24%
Bank of America Merrill Lynch 2.18%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $5,284,225 (collateralized by US government obligations 1.181%–2.125% 1/15/19–10/31/19; market value $5,388,933)	5,283,266	5,283,266
Bank of Montreal 2.12%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $14,531,547 (collateralized by US government obligations 0.00%–4.375% 11/15/18–11/15/46; market value $14,819,560)	14,528,980	14,528,980

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 2.21%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $19,949,427 (collateralized by US government obligations 0.00%–4.75% 10/11/18–2/15/48; market value $20,344,669)	19,945,754	$19,945,754

Total Short-Term Investments (cost $39,758,000)		39,758,000

Total Value of Securities – 102.13% (cost $734,123,234)		$957,009,688

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Sept. 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
BNYM	CHF 7,139,064	USD (7,307,791)	10/1/18	$ (31,486)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

CHF – Swiss Franc

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Healthcare Fund	September 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$957,009,688
Foreign currencies, at value[2]	8,701
Cash	1,320
Receivable for fund shares sold	7,651,134
Foreign tax reclaims receivable	513,788
Receivable for securities sold	327,138
Dividends and interest receivable	241,990
Prepaid expenses	5,581

Total assets	965,759,340

Liabilities:
Payable for securities purchased	27,429,885
Investment management fees payable to affiliates	612,804
Payable for fund shares redeemed	292,729
Other accrued expenses	202,841
Distribution fees payable to affiliates	154,582
Unrealized depreciation on foreign currency exchange contracts	31,486
Audit and tax fees payable	17,889
Accounting and administration expenses payable to affiliates	3,091
Trustees’ fees and expenses payable to affiliates	2,192
Legal fees payable to affiliates	1,393
Reports and statements to shareholders expenses payable to affiliates	669

Total liabilities	28,749,561

Total Net Assets	$937,009,779

Net Assets Consist of:
Paid-in capital	$706,679,954
Accumulated net investment loss	(1,509,729)
Accumulated net realized gain on investments	8,951,237
Net unrealized appreciation of investments	222,886,454
Net unrealized appreciation of foreign currencies	33,349
Net unrealized depreciation of foreign currency exchange contracts	(31,486)

Total Net Assets	$937,009,779

Net Asset Value
Class A:
Net assets	$321,205,093
Shares of beneficial interest outstanding, unlimited authorization, no par	12,314,267
Net asset value per share	$26.08
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$27.67

Class C:
Net assets	$110,885,945
Shares of beneficial interest outstanding, unlimited authorization, no par	4,469,296
Net asset value per share	$24.81

Class R:
Net assets	$6,789,340
Shares of beneficial interest outstanding, unlimited authorization, no par	263,660
Net asset value per share	$25.75

Institutional Class:
Net assets	$498,129,401
Shares of beneficial interest outstanding, unlimited authorization, no par	18,984,419
Net asset value per share	$26.24

[1] Investments, at cost	$734,123,234
[2] Foreign currencies, at cost	8,771

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Healthcare Fund	Six months ended September 30, 2018 (Unaudited)

Investment Income:
Dividends	$4,890,890
Interest	71,716
Foreign tax withheld	(316,061)

4,646,545

Expenses:
Management fees	3,092,234
Distribution expenses – Class A	325,525
Distribution expenses – Class C	459,962
Distribution expenses – Class R	16,320
Dividend disbursing and transfer agent fees and expenses	401,789
Accounting and administration expenses	82,440
Registration fees	46,812
Reports and statements to shareholders expenses	40,372
Custodian fees	25,599
Legal fees	22,781
Audit and tax fees	18,132
Trustees’ fees and expenses	16,260
Other	12,515

4,560,741
Less expense paid indirectly	(529)

Total operating expenses	4,560,212

Net Investment Income	86,333

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,056,610
Foreign currencies	(196,731)
Foreign currency exchange contracts	132,623

Net realized gain	11,992,502

Net change in unrealized appreciation (depreciation) of:
Investments	88,351,589
Foreign currencies	(4,653)
Foreign currency exchange contracts	(4,760)

Net change in unrealized appreciation (depreciation)	88,342,176

Net Realized and Unrealized Gain	100,334,678

Net Increase in Net Assets Resulting from Operations	$100,421,011

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Healthcare Fund

	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18
Increase in Net Assets from Operations:
Net investment income	$86,333	$720,046
Net realized gain	11,992,502	8,214,314
Net change in unrealized appreciation (depreciation)	88,342,176	63,601,953

Net increase in net assets resulting from operations	100,421,011	72,536,313

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(5,440,408)
Class C	—	(1,634,988)
Class R	—	(156,747)
Institutional Class	—	(5,839,815)

	—	(13,071,958)

Capital Share Transactions:
Proceeds from shares sold:
Class A	98,909,186	67,889,655
Class C	32,138,610	19,607,458
Class R	1,400,204	1,772,812
Institutional Class	200,912,506	167,631,610

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	5,274,384
Class C	—	1,603,945
Class R	—	156,746
Institutional Class	—	5,217,471

	333,360,506	269,154,081

	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(26,453,406)	$(40,962,162)
Class C	(9,461,281)	(12,682,524)
Class R	(1,203,675)	(2,232,192)
Institutional Class	(36,792,202)	(50,893,788)

	(73,910,564)	(106,770,666)

Increase in net assets derived from capital share transactions	259,449,942	162,383,415

Net Increase in Net Assets	359,870,953	221,847,770

Net Assets:
Beginning of period	577,138,826	355,291,056

End of period	$937,009,779	$577,138,826

Accumulated (Distributions in excess of) net investment income (loss)	$(1,509,729)	$(1,596,062)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	The amount is less than $0.005 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended					10/1/14
9/30/18[1]			Year ended		to	Year ended

(Unaudited)		3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13
$22.63		$19.19	$18.46	$20.36	$20.61	$17.19	$11.94

—	[4]	0.04	0.16	0.05	0.01	— [4]	(0.01)
3.45		4.08	1.97	(0.44)	1.82	3.84	5.30

3.45		4.12	2.13	(0.39)	1.83	3.84	5.29

—		(0.68)	(0.18)	(0.17)	(0.01)	—	(0.04)
—		—	(1.22)	(1.34)	(2.07)	(0.42)	—

—		(0.68)	(1.40)	(1.51)	(2.08)	(0.42)	(0.04)

$26.08		$22.63	$19.19	$18.46	$20.36	$20.61	$17.19

15.25%		21.56%	12.30%	(2.45% )	9.31%	22.68%	44.50%

$321,205		$212,838	$154,687	$197,138	$218,427	$185,734	$165,780
1.26%		1.31%	1.38%	1.37%	1.36%	1.35%	1.38%
1.26%		1.31%	1.38%	1.37%	1.36%	1.35%	1.43%
(0.01%	)	0.18%	0.84%	0.25%	0.06%	0.01%	(0.05% )
(0.01%	)	0.18%	0.84%	0.25%	0.06%	0.01%	(0.10% )
11%		28%	29%	46%	19%	60%	29%

Financial highlights

Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income (loss) to average net assets[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended				10/1/14
9/30/18[1]		Year ended		to	Year ended

(Unaudited)	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13
$21.61	$18.36	$17.72	$19.60	$19.97	$16.80	$11.71

(0.09)	(0.12)	0.02	(0.10)	(0.07)	(0.14)	(0.12)
3.29	3.90	1.88	(0.42)	1.77	3.73	5.21

3.20	3.78	1.90	(0.52)	1.70	3.59	5.09

—	(0.53)	(0.04)	(0.02)	—	—	—
—	—	(1.22)	(1.34)	(2.07)	(0.42)	—

—	(0.53)	(1.26)	(1.36)	(2.07)	(0.42)	—

$24.81	$21.61	$18.36	$17.72	$19.60	$19.97	$16.80

14.81%	20.67%	11.45%	(3.17% )	8.92%	21.77%	43.47%

$110,886	$76,033	$57,814	$73,715	$76,558	$62,398	$28,557
2.01%	2.06%	2.13%	2.12%	2.11%	2.10%	2.13%
(0.76% )	(0.57% )	0.09%	(0.50% )	(0.69% )	(0.74% )	(0.80%	)
11%	28%	29%	46%	19%	60%	29%

Financial highlights

Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[6]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount is less than $0.005 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended				10/1/14
9/30/18[1]		Year ended		to	Year ended

(Unaudited)	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13
$22.37	$18.98	$18.27	$20.17	$20.45	$17.10	$11.87

(0.03)	(0.02)	0.11	— [4]	(0.02)	(0.05)	(0.04)
3.41	4.04	1.95	(0.44)	1.81	3.82	5.28

3.38	4.02	2.06	(0.44)	1.79	3.77	5.24

—	(0.63)	(0.13)	(0.12)	—	—	(0.01)

—	—	(1.22)	(1.34)	(2.07)	(0.42)	—

—	(0.63)	(1.35)	(1.46)	(2.07)	(0.42)	(0.01)

$25.75	$22.37	$18.98	$18.27	$20.17	$20.45	$17.10

15.11%	21.26%	12.03%	(2.71% )	9.17%	22.46%	44.15%

$6,789	$5,683	$5,169	$5,878	$5,713	$4,506	$2,360
1.51%	1.56%	1.63%	1.62%	1.61%	1.60%	1.63%
1.51%	1.56%	1.63%	1.62%	1.61%	1.60%	1.73%
(0.26% )	(0.07% )	0.59%	0.00%	(0.19% )	(0.24% )	(0.30% )
(0.26% )	(0.07% )	0.59%	0.00%	(0.19% )	(0.24% )	(0.40% )
11%	28%	29%	46%	19%	60%	29%

Financial highlights

Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income to average net assets[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in a net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended				10/1/14
9/30/18[1]		Year ended		to	Year ended

(Unaudited)	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14	9/30/13
$22.74	$19.28	$18.53	$20.44	$20.70	$17.23	$11.96

0.03	0.09	0.21	0.10	0.03	0.05	0.03
3.47	4.10	1.98	(0.45)	1.84	3.84	5.31

3.50	4.19	2.19	(0.35)	1.87	3.89	5.34

—	(0.73)	(0.22)	(0.22)	(0.06)	—	(0.07)
—	—	(1.22)	(1.34)	(2.07)	(0.42)	—

—	(0.73)	(1.44)	(1.56)	(2.13)	(0.42)	(0.07)

$26.24	$22.74	$19.28	$18.53	$20.44	$20.70	$17.23

15.39%	21.84%	12.53%	(2.20% )	9.49%	23.00%	44.86%

$498,130	$282,585	$137,621	$156,600	$179,357	$186,791	$85,535
1.01%	1.06%	1.13%	1.12%	1.11%	1.10%	1.13%
0.24%	0.43%	1.09%	0.50%	0.31%	0.26%	0.20%
11%	28%	29%	46%	19%	60%	29%

Notes to financial statements
Delaware Healthcare Fund	September 30, 2018 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Smid Cap Growth Fund, and Delaware Small Cap Growth Fund. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Fund is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2018 and for all open tax years (years ended March 31, 2015–March 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Sept. 30, 2018, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 28, 2018 and matured on the next business day.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2018.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expense paid indirectly.” For the six months ended Sept. 30, 2018, the Fund earned $529 under this arrangement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.85% on the first $500 million of the average daily net assets of the Fund; 0.80% on the next $500 million; 0.75% on the next $1.5 billion; and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee).

Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended Sept. 30, 2018, the Fund was charged $15,932 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from April 1, 2018 through June 30, 2018 at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Effective July 1, 2018, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2018, the Fund was charged $51,706 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2018, the Fund was charged $6,371 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2018, DDLP earned $220,615 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2018, DDLP received gross CDSC commissions of $46 and $4,986 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Healthcare Fund

3. Investments

For the six months ended Sept. 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$323,762,824
Sales	79,606,937

At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$734,123,234

Aggregate unrealized appreciation of investments and derivatives	$264,421,060
Aggregate unrealized depreciation of investments and derivatives	(41,566,092)

Net unrealized appreciation of investments and derivatives	$222,854,968

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. The Fund has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$—	$813,168	$813,168

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2018:

	Level 1	Level 2	Level 3	Total

Securities

Assets:
Common Stock	$917,205,788	$—	$—	$917,205,788
Rights	—	—	45,900	45,900
Short-Term Investments	—	39,758,000	—	39,758,000

Total Value of Securities	$917,205,788	$39,758,000	$45,900	$957,009,688

Derivatives*
Liabilities:
Foreign Currency Exchange Contracts	$—	$(31,486)	$—	$(31,486)

*Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Sept. 30, 2018. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

Notes to financial statements
Delaware Healthcare Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/18	Year ended 3/31/18

Shares sold:
Class A	3,980,824	3,001,907
Class C	1,355,342	908,920
Class R	58,402	80,269
Institutional Class	8,036,917	7,349,837

Shares issued upon reinvestment of dividends and distributions:
Class A	—	240,511
Class C	—	76,415
Class R	—	7,223
Institutional Class	—	236,942

	13,431,485	11,902,024

Shares redeemed:
Class A	(1,072,135)	(1,895,917)
Class C	(405,226)	(614,383)
Class R	(48,817)	(105,706)
Institutional Class	(1,481,991)	(2,296,068)

	(3,008,169)	(4,912,074)

Net increase	10,423,316	6,989,950

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended Sept. 30, 2018 and the year ended March 31, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value

Six months ended 9/30/18	55,684	17,646	7,954	64,211	$1,779,561
Year ended 3/31/18	42,555	7,804	4,197	45,610	1,067,395

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $130,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

The Fund had no amounts outstanding as of Sept. 30, 2018, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of

Notes to financial statements
Delaware Healthcare Fund

6. Derivatives (continued)

the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2018, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended Sept. 30, 2018, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Sept. 30, 2018.

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts	$365,467	$238,248

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Sept. 30, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivatives Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(31,486)	$(31,486)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$(31,486)	$—	$—	$—	$—	$(31,486)

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of Sept. 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$5,283,266	$(5,283,266)	$—	$(5,283,266)	$—
Bank of Montreal	14,528,980	(14,528,980)	—	(14,528,980)	—
BNP Paribas	19,945,754	(19,945,754)	—	(19,945,754)	—

Total	$39,758,000	$(39,758,000)	$—	$(39,758,000)	$—

(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b) The value of the related collateral received exceeded the value of the repurchase agreements as of Sept. 28, 2018.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the

Notes to financial statements
Delaware Healthcare Fund

8. Securities Lending (continued)

securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2018, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund is a nondiversified fund that concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2018, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between

Notes to financial statements
Delaware Healthcare Fund

11. Recent Accounting Pronouncements (continued)

levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

On Nov. 5, 2018, the Fund, along with the other Participants, entered into an amendment to the agreement for a $190,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 4, 2019.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Healthcare Fund

Board consideration of sub-advisory agreements for Delaware Healthcare Fund at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees of Delaware Group® Equity Funds IV, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware Healthcare Fund (the “Fund”). MIMEL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMEL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MFMHK; information concerning MIMEL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMEL and MFMHK each would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMEL and MFMHK in connection with DMC’s collaboration with MIMEL and MFMHK in managing the Fund, and the qualifications and experience of MIMEL and MFMHK’s equity teams with regard to implementing the Fund’s investment mandates. The Board considered MIMEL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MFMHK to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MFMHK, as well as MIMEL and MFMHK’s ability to render such services based on its experience, organization, and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies. In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised

Other Fund information (Unaudited)

Delaware Healthcare Fund

Board consideration of sub-advisory agreements for Delaware Healthcare Fund at a meeting held May 16-17, 2018 (continued)

portfolio, the relationship contemplated in this case is limited to access to the additional quantitative investment resources and related technology support of MIMEL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Fund. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

Board consideration of advisory agreement for Delaware Healthcare Fund at a meeting held August 15-16, 2018

At a meeting held on Aug. 15-16, 2018 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Healthcare Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2018, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies; strategies and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders (a) through each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2018. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional health/biotechnology funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 10-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Other Fund information (Unaudited)

Delaware Healthcare Fund

Board consideration of advisory agreement for Delaware Healthcare Fund at a meeting held August 15-16, 2018 (continued)

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2018, the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

US equity mutual fund

Delaware Small Cap Growth Fund

September 30, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2018 to September 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2018 to Sept. 30, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from April 1, 2018 to September 30, 2018 (Unaudited)

Delaware Small Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Annualized Expense Ratio	Expenses Paid During Period 4/1/18 to 9/30/18*

Actual Fund return†
Class A	$1,000.00	$1,277.00	1.30%	$7.42
Class C	1,000.00	1,271.20	2.05%	11.67
Class R	1,000.00	1,274.90	1.55%	8.84
Institutional Class	1,000.00	1,277.50	1.05%	5.99

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Class R	1,000.00	1,017.30	1.55%	7.84
Institutional Class	1,000.00	1,019.80	1.05%	5.32

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Growth Fund	As of September 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	100.47%
Consumer Discretionary	22.72%
Consumer Staples	14.98%
Financials	2.15%
Healthcare	35.39%
Industrials	1.33%
Information Technology	23.90%
Total Value of Securities	100.47%
Liabilities Net of Receivables and Other Assets	(0.47%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Healthcare sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of Biotechnology; Healthcare Providers and Services; Pharmaceuticals; and Retail. As of Sept. 30, 2018, such amounts, as percentage of total net assets, were 1.62%, 14.78%, 18.30%, and 0.69%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Healthcare sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Pacira Pharmaceuticals	6.26%
Weight Watchers International	5.28%
Canada Goose Holdings	5.08%
BioTelemetry	5.07%
Novocure	5.04%
Trade Desk Class A	4.53%
Teladoc Health	4.14%
GW Pharmaceuticals ADR	4.06%
RingCentral Class A	4.01%
National Beverage	3.96%

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Schedule of investments
Delaware Small Cap Growth Fund	September 30, 2018 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 100.47%²

Consumer Discretionary – 22.72%
Canada Goose Holdings †	8,930	$576,342
Five Below †	950	123,557
Floor & Decor Holdings Class A †	6,965	210,134
Malibu Boats Class A †	4,180	228,730
MarineMax †	16,465	349,881
Ollie’s Bargain Outlet Holdings †	1,925	184,993
Shake Shack Class A †	4,845	305,283
Weight Watchers International †	8,330	599,677

		2,578,597

Consumer Staples – 14.98%
Boston Beer Class A †	1,345	386,687
Calavo Growers	3,140	303,324
Canopy Growth †	8,635	420,006
National Beverage †	3,850	448,987
Simply Good Foods †	7,305	142,082

		1,701,086

Financials – 2.15%
LendingTree †	1,060	243,906

		243,906

Healthcare – 35.39%
AMN Healthcare Services †	1,090	59,623
BioTelemetry †	8,935	575,861
Collegium Pharmaceutical †	15,945	235,029
Exelixis †	10,360	183,579
GW Pharmaceuticals ADR †	2,670	461,216
Heska †	2,265	256,647
Novocure †	10,920	572,208
Pacira Pharmaceuticals †	14,455	710,463
PetIQ †	1,995	78,423
Sarepta Therapeutics †	2,565	414,273
Teladoc Health †	5,440	469,744

		4,017,066

Industrials – 1.33%
SiteOne Landscape Supply †	105	7,911
Trex †	1,855	142,798

		150,709

Information Technology – 23.90%
Care.com †	15,055	332,866
Littelfuse	865	171,175
Monolithic Power Systems	2,130	267,379
Proofpoint †	2,020	214,787
Pure Storage Class A †	12,325	319,834

6

	Number of shares	Value (US $)

Common Stock² (continued)

Information Technology (continued)
RingCentral Class A †	4,895	$455,480
Silicon Laboratories †	2,340	214,812
Trade Desk Class A †	3,405	513,849
Zendesk †	3,130	222,230

		2,712,412

Total Common Stock (cost $9,381,719)		11,403,776

Total Value of Securities – 100.47%
(cost $9,381,719)		$11,403,776

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of financial statements.

7

Statement of assets and liabilities
Delaware Small Cap Growth Fund	September 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$11,403,776
Receivable for securities sold	353,256
Receivable from investment manager	6,222
Prepaid expenses	4,209
Receivable for fund shares sold	50,474
Dividends and interest receivable	639

Total assets	11,818,576

Liabilities:
Cash due to custodian	333,306
Payable for fund shares redeemed	60,844
Payable for securities purchased	57,235
Audit and tax fees payable	15,114
Distribution fees payable to affiliates	1,379
Accounting and administration expenses payable to affiliates	363
Trustees’ fees and expenses payable to affiliates	27
Legal fees payable to affiliates	18
Reports and statements to shareholders expenses payable to affiliates	8

Total liabilities	468,294

Total Net Assets	$11,350,282

Net Assets Consist of:
Paid-in capital	$6,730,053
Accumulated net investment loss	(59,162)
Accumulated net realized gain on investments	2,657,334
Net unrealized appreciation of investments	2,022,057

Total Net Assets	$11,350,282

8

Net Asset Value
Class A:
Net assets	$1,689,706
Shares of beneficial interest outstanding, unlimited authorization, no par	114,158
Net asset value per share	$14.80
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$15.70

Class C:
Net assets	$385,067
Shares of beneficial interest outstanding, unlimited authorization, no par	26,503
Net asset value per share	$14.53

Class R:
Net assets	$1,744,430
Shares of beneficial interest outstanding, unlimited authorization, no par	118,692
Net asset value per share	$14.70

Institutional Class:
Net assets	$7,531,079
Shares of beneficial interest outstanding, unlimited authorization, no par	506,306
Net asset value per share	$14.87

[1] Investments, at cost	$9,381,719

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Small Cap Growth Fund	Six months ended September 30, 2018 (Unaudited)

Investment Income:
Dividends	$1,537
Interest	794

2,331

Expenses:
Management fees	39,649
Distribution expenses – Class A	1,554
Distribution expenses – Class C	723
Distribution expenses – Class R	3,840
Registration fees	28,797
Accounting and administration expenses	17,973
Audit and tax fees	15,120
Reports and statements to shareholders expenses	7,810
Legal fees	4,359
Dividend disbursing and transfer agent fees and expenses	4,147
Custodian fees	867
Trustees’ fees and expenses	231
Other	5,498

130,568
Less expenses waived	(69,071)
Less expenses paid indirectly	(4)

Total operating expenses	61,493

Net Investment Loss	(59,162)

Net Realized and Unrealized Gain:
Net realized gain on investments	2,056,816
Net change in unrealized appreciation (depreciation) of investments	603,764

Net Realized and Unrealized Gain	2,660,580

Net Increase in Net Assets Resulting from Operations	$2,601,418

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Small Cap Growth Fund

	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(59,162)	$(66,040)
Net realized gain	2,056,816	879,700
Net change in unrealized appreciation (depreciation)	603,764	1,225,585

Net increase in net assets resulting from operations	2,601,418	2,039,245

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	—	(20,906)
Class C	—	(2,127)
Class R	—	(437)
Institutional Class	—	(434,866)

	—	(458,336)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,780,452	226,557
Class C	290,794	39,754
Class R	1,386,361	1
Institutional Class	1,052,613	110,131

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	20,840
Class C	—	2,061
Class R	—	371
Institutional Class	—	369,888

	4,510,220	769,603

12

	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(799,677)	$(66,279)
Class C	(4)	(18,169)
Class R	(60,896)	—
Institutional Class	(3,006,874)	(2,400)

	(3,867,451)	(86,848)

Increase in net assets derived from capital share transactions	642,769	682,755

Net Increase in Net Assets	3,244,187	2,263,664

Net Assets:
Beginning of period	8,106,095	5,842,431

End of period	$11,350,282	$8,106,095

Accumulated net investment loss	$(59,162)	$—

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended 3/31/18	6/30/16[2] to 3/31/17
Net asset value, beginning of period	$11.59		$9.22	$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.09)	(0.13)	(0.05)
Net realized and unrealized gain	3.30		3.22	1.12

Total from investment operations	3.21		3.09	1.07

Less dividends and distributions from:
Net realized gain	—		(0.72)	(0.35)

Total dividends and distributions	—		(0.72)	(0.35)

Net asset value, end of period	$14.80		$11.59	$9.22

Total return[4]	27.70%		34.47%	12.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,690		$432	$184
Ratio of expenses to average net assets	1.30%		1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[5]	2.61%		3.33%	4.87%
Ratio of net investment loss to average net assets	(1.25%	)	(1.20% )	(0.77% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(2.56%	)	(3.23% )	(4.34% )
Portfolio turnover	100%		151%	145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

14

Financial highlights

Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended 3/31/18	6/30/16[2] to 3/31/17
Net asset value, beginning of period	$11.43		$9.17	$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.13)	(0.20)	(0.11)
Net realized and unrealized gain	3.23		3.18	1.13

Total from investment operations	3.10		2.98	1.02

Less dividends and distributions from:
Net realized gain	—		(0.72)	(0.35)

Total dividends and distributions	—		(0.72)	(0.35)

Net asset value, end of period	$14.53		$11.43	$9.17

Total return[4]	27.12%		33.44%	12.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$385		$61	$31
Ratio of expenses to average net assets	2.05%		2.05%	2.05%
Ratio of expenses to average net assets prior to fees waived[5]	3.36%		4.08%	5.62%
Ratio of net investment loss to average net assets	(1.97%	)	(1.95% )	(1.52% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(3.28%	)	(3.98% )	(5.09% )
Portfolio turnover	100%		151%	145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended 3/31/18	6/30/16[2] to 3/31/17
Net asset value, beginning of period	$11.53		$9.20	$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.10)	(0.15)	(0.07)
Net realized and unrealized gain	3.27		3.20	1.12

Total from investment operations	3.17		3.05	1.05

Less dividends and distributions from:
Net realized gain	—		(0.72)	(0.35)

Total dividends and distributions	—		(0.72)	(0.35)

Net asset value, end of period	$14.70		$11.53	$9.20

Total return[4]	27.49%		34.10%	12.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,744		$8	$6
Ratio of expenses to average net assets	1.55%		1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived[5]	2.86%		3.58%	5.12%
Ratio of net investment loss to average net assets	(1.50%	)	(1.45% )	(1.02% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(2.81%	)	(3.48% )	(4.59% )
Portfolio turnover	100%		151%	145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

16

Financial highlights

Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended 3/31/18	6/30/16[2] to 3/31/17
Net asset value, beginning of period	$11.64		$9.24	$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.07)	(0.10)	(0.04)
Net realized and unrealized gain	3.30		3.22	1.13

Total from investment operations	3.23		3.12	1.09

Less dividends and distributions from:
Net realized gain	—		(0.72)	(0.35)

Total dividends and distributions	—		(0.72)	(0.35)

Net asset value, end of period	$14.87		$11.64	$9.24

Total return[4]	27.75%		34.73%	12.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,531		$7,605	$5,621
Ratio of expenses to average net assets	1.05%		1.05%	1.05%
Ratio of expenses to average net assets prior to fees waived[5]	2.36%		3.08%	4.62%
Ratio of net investment loss to average net assets	(1.00%	)	(0.95% )	(0.52% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(2.31%	)	(2.98% )	(4.09% )
Portfolio turnover	100%		151%	145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

17

Notes to financial statements
Delaware Small Cap Growth Fund	September 30, 2018 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Small Cap Growth Fund, and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2018 and for the open tax year ended March 31, 2018, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and

18

penalties in other expenses on the “Statement of operations.” During the six months ended Sept. 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 28, 2018 and matured on the next business day.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2018.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing

19

Notes to financial statements
Delaware Small Cap Growth Fund

1. Significant Accounting Policies (continued)

and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2018, the Fund earned $4 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 1.05% of the Fund’s average daily net assets from April 1, 2018 through Sept. 30, 2018.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended Sept. 30, 2018, the Fund was charged $2,204 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from April 1, 2018 through June 30, 2018 at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Effective July 1, 2018, the fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2018, the Fund

20

was charged $765 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2018, the Fund was charged $112 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2018, DDLP earned $3,109 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The aggregate contractual waiver period covering this report is from July 29, 2017 through July 29, 2019.

3. Investments

For the six months ended Sept. 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$10,817,181
Sales	10,203,150

At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$9,381,719

Aggregate unrealized appreciation of investments	$2,173,134
Aggregate unrealized depreciation of investments	(151,077)

Net unrealized appreciation of investments	$2,022,057

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current

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Notes to financial statements
Delaware Small Cap Growth Fund

3. Investments (continued)

market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2018:

Level 1
Securities
Assets:
Common Stock	$11,403,776

During the six months ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

22

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Sept. 30, 2018, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/18	Year ended 3/31/18
Shares sold:
Class A	133,164	21,400
Class C	21,128	3,615
Class R	122,184	—
Institutional Class	73,113	9,067

Shares issued upon reinvestment of dividends and distributions:
Class A	—	2,033
Class C	—	204
Class R	—	36
Institutional Class	—	35,946

	349,589	72,301

Shares redeemed:
Class A	(56,256)	(6,183)
Class C	—	(1,792)
Class R	(4,139)	—
Institutional Class	(219,961)	(246)

	(280,356)	(8,221)

Net increase	69,233	64,080

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $130,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

The Fund had no amounts outstanding as of Sept. 30, 2018, or at any time during the period then ended.

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Notes to financial statements
Delaware Small Cap Growth Fund

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those

24

circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2018, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2018, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

25

Notes to financial statements
Delaware Small Cap Growth Fund

10. Subsequent Events

On Nov. 5, 2018, the Fund, along with the other Participants, entered into an amendment to the agreement for a $190,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 4, 2019.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Fund’s financial statements.

26

Other Fund information

Delaware Small Cap Growth Fund

Board consideration of sub-advisory agreements for Delaware Small Cap Growth Fund at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees of Delaware Group® Equity Funds IV, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware Small Cap Growth Fund (the “Fund”). MIMEL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMEL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MFMHK; information concerning MIMEL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of service. The Board considered the nature, quality, and extent of services that MIMEL and MFMHK each would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMEL and MFMHK in connection with DMC’s collaboration with MIMEL and MFMHK in managing the Fund, and the qualifications and experience of MIMEL and MFMHK’s equity teams with regard to implementing the Fund’s investment mandates. The Board considered MIMEL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MFMHK to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MFMHK, as well as MIMEL and MFMHK’s ability to render such services based on its experience, organization, and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies. In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the

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Other Fund information

Delaware Small Cap Growth Fund

Board consideration of sub-advisory agreements for Delaware Small Cap Growth Fund at a meeting held May 16-17, 2018 (continued)

relationship contemplated in this case is limited to access to the additional quantitative investment resources and related technology support of MIMEL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Fund. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

Board consideration of advisory agreement for Delaware Small Cap Growth Fund at a meeting held August 15-16, 2018

At a meeting held on Aug. 15-16, 2018 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Small Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2018, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

28

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders (a) through each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2018. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year and since inception periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

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Other Fund information

Delaware Small Cap Growth Fund

Board consideration of advisory agreement for Delaware Small Cap Growth Fund at a meeting held August 15-16, 2018 (continued)

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

30

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2018, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

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About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Forms N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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US equity mutual fund

Delaware Smid Cap Growth Fund

September 30, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Smid Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2018 to September 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2018 to Sept. 30, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from April 1, 2018 to September 30, 2018 (Unaudited)

Delaware Smid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	4/1/18	9/30/18	Expense Ratio	4/1/18 to 9/30/18*

Actual Fund return†
Class A	$1,000.00	$1,279.90	1.12%	$6.40
Class C	1,000.00	1,275.30	1.87%	10.67
Class R	1,000.00	1,278.40	1.37%	7.82
Institutional Class	1,000.00	1,281.90	0.87%	4.98
Class R6	1,000.00	1,282.00	0.80%	4.58

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.12%	$5.67
Class C	1,000.00	1,015.69	1.87%	9.45
Class R	1,000.00	1,018.20	1.37%	6.93
Institutional Class	1,000.00	1,020.71	0.87%	4.41
Class R6	1,000.00	1,021.06	0.80%	4.05

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings

Delaware Smid Cap Growth Fund	As of September 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	99.97%
Consumer Discretionary	19.39%
Consumer Staples	10.53%
Financials	2.48%
Healthcare	34.30%
Industrials	1.00%
Technology	32.27%
Short-Term Investments	0.22%
Total Value of Securities	100.19%
Liabilities Net of Receivables and Other Assets	(0.19%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Healthcare sector consisted of biotechnology, commercial services, healthcare-products, healthcare-services, and pharmaceuticals. As of Sept. 30, 2018 such amounts, as a percentage of total net assets, were 1.49%, 0.93%, 8.38%, 2.47%, and 21.03%, respectively. The Technology sector consisted of advertising, commercial services, computers, Internet, semiconductors, software, and telecommunications. As of Sept. 30, 2018 such amounts, as a percentage of total net assets, were 4.66%, 1.70%, 2.96%, 8.66%, 1.77%, 9.31%, and 3.21%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Healthcare and Technology sectors for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and top 10 equity holdings

Delaware Smid Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Pacira Pharmaceuticals	6.69%
Weight Watchers International	5.91%
Match Group	5.46%
BioTelemetry	4.94%
Take-Two Interactive Software	4.69%
Trade Desk Class A	4.66%
Sarepta Therapeutics	4.65%
Canada Goose Holdings	4.42%
Canopy Growth	3.85%
GW Pharmaceuticals ADR	3.84%

4

Schedule of investments
Delaware Smid Cap Growth Fund	September 30, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.97%²
Consumer Discretionary – 19.39%
Bright Horizons Family Solutions †	112,425	$13,248,162
Burlington Stores †	180,750	29,447,790
Canada Goose Holdings †	1,108,925	71,570,019
Lululemon Athletica †	172,675	28,057,961
MarineMax †	1,753,925	37,270,906
Shake Shack Class A †	615,350	38,773,203
Weight Watchers International †	1,330,525	95,784,495

		314,152,536

Consumer Staples – 10.53%
Boston Beer Class A †	175,100	50,341,250
Canopy Growth †	1,281,725	62,343,104
National Beverage †	496,050	57,849,351

		170,533,705

Financials – 2.48%
LendingTree †	174,700	40,198,470

		40,198,470

Healthcare – 34.30%
ABIOMED †	1,068	480,333
Align Technology †	600	234,732
AMN Healthcare Services †	276,775	15,139,593
BioTelemetry †	1,240,800	79,969,560
Collegium Pharmaceutical †	2,345,024	34,565,654
Exelixis †	1,364,700	24,182,484
GW Pharmaceuticals ADR †	359,750	62,143,215
Neurocrine Biosciences †	489,400	60,171,730
Novocure †	1,051,700	55,109,080
Pacira Pharmaceuticals †	2,205,625	108,406,469
Sarepta Therapeutics †	466,625	75,364,604
Teladoc Health †	463,125	39,990,844

		555,758,298

Industrials – 1.00%
Trex †	210,175	16,179,271

		16,179,271

Technology – 32.27%
Arista Networks †	195,652	52,016,041
Broadridge Financial Solutions	236,450	31,199,577
EPAM Systems †	348,425	47,978,123
GrubHub †	147,050	20,384,071
Match Group †	1,527,250	88,443,047
Monolithic Power Systems	228,675	28,705,573
Proofpoint †	259,125	27,552,761
RingCentral Class A †	41,725	3,882,511

5

Schedule of investments

Delaware Smid Cap Growth Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Technology (continued)
Splunk †	360,400	$43,575,964
Square Class A †	277,325	27,457,948
Take-Two Interactive Software †	550,750	75,997,993
Trade Desk Class A †	500,525	75,534,227

		522,727,836

Total Common Stock (cost $1,121,615,238)		1,619,550,116

	Principal amount°
Short-Term Investments – 0.22%
Repurchase Agreements – 0.21%
Bank of America Merrill Lynch 2.18%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $456,013 (collateralized by US government obligations 1.181%-2.125% 1/15/19-10/31/19; market value $465,049)	455,930	455,930
Bank of Montreal 2.12%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $1,254,030 (collateralized by US government obligations 0.00%-4.375% 11/15/18-11/15/46; market value $1,278,885)	1,253,809	1,253,809
BNP Paribas 2.21%, dated 9/28/18, to be repurchased on 10/1/18, repurchase price $1,721,578 (collateralized by US government obligations 0.00%-4.75% 10/11/18-2/15/48; market value $1,755,686)	1,721,261	1,721,261

		3,431,000

US Treasury Obligation – 0.01%≠
US Treasury Bill 1.696% 10/11/18	119,380	119,313

		119,313

Total Short-Term Investments (cost $3,550,313)		3,550,313

Total Value of Securities – 100.19% (cost $1,125,165,551)		$1,623,100,429

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

6

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Statement of assets and liabilities
Delaware Smid Cap Growth Fund	September 30, 2018 (Unaudited)

Assets:
Investments, at value[1]	$1,623,100,429
Cash	2,397,245
Receivable for fund shares sold	8,026,657
Receivable for securities sold	5,271,120
Foreign tax reclaims receivable	305,578
Dividends and interest receivable	183,902
Prepaid expenses	9,791

Total assets	1,639,294,722

Liabilities:
Payable for securities purchased	14,527,237
Payable for fund shares redeemed	3,194,518
Audit and tax fees payable	17,889
Investment management fees payable to affiliates	898,453
Other accrued expenses payable	330,135
Distribution fees payable to affiliates	254,799
Accounting and administration expenses payable to affiliates	5,131
Trustees’ fees and expenses payable to affiliates	3,871
Legal fees payable to affiliates	2,461
Reports and statements to shareholders expenses payable to affiliates	1,159

Total liabilities	19,235,653

Total Net Assets	$1,620,059,069

Net Assets Consist of:
Paid-in capital	$978,110,262
Accumulated net investment loss	(8,403,507)
Accumulated net realized gain on investments	152,419,140
Net unrealized appreciation of investments	497,934,878
Net unrealized depreciation of foreign currencies	(1,704)

Total Net Assets	$1,620,059,069

8

Net Asset Value
Class A:
Net assets	$1,040,017,392
Shares of beneficial interest outstanding, unlimited authorization, no par	35,594,722
Net asset value per share	$29.22
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$31.00

Class C:
Net assets	$51,245,106
Shares of beneficial interest outstanding, unlimited authorization, no par	3,479,189
Net asset value per share	$14.73

Class R:
Net assets	$16,436,886
Shares of beneficial interest outstanding, unlimited authorization, no par	611,947
Net asset value per share	$26.86

Institutional Class:
Net assets	$505,159,693
Shares of beneficial interest outstanding, unlimited authorization, no par	12,843,189
Net asset value per share	$39.33

Class R6:
Net assets	$7,199,992
Shares of beneficial interest outstanding, unlimited authorization, no par	182,881
Net asset value per share	$39.37

[1]Investments, at cost	$1,125,165,551

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Smid Cap Growth Fund	Six months ended September 30, 2018 (Unaudited)

Investment Income:
Dividends	$518,766
Interest	19,500

538,266

Expenses:
Management fees	4,669,716
Distribution expenses — Class A	1,117,951
Distribution expenses — Class C	229,906
Distribution expenses — Class R	36,974
Dividend disbursing and transfer agent fees and expenses	687,837
Accounting and administration expenses	133,554
Registration fees	50,267
Reports and statements to shareholders expenses	45,250
Legal fees	41,101
Trustees’ fees and expenses	28,733
Custodian fees	22,422
Audit and tax fees	17,918
Other	19,002

7,100,631
Less expense paid indirectly	(862)

Total operating expenses	7,099,769

Net Investment Loss	(6,561,503)

10

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$68,752,330
Foreign currencies	(2,236)

Net realized gain	68,750,094

Net change in unrealized appreciation (depreciation) of:
Investments	260,113,220
Foreign currencies	(8,355)

Net change in unrealized appreciation (depreciation)	260,104,865

Net Realized and Unrealized Gain	328,854,959

Net Increase in Net Assets Resulting from Operations	$322,293,456

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Smid Cap Growth Fund

	Six months
	ended
	9/30/2018	Year ended
	(Unaudited)	3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(6,561,503)	$(9,378,912)
Net realized gain	68,750,094	95,836,102
Net change in unrealized appreciation (depreciation)	260,104,865	169,660,650

Net increase in net assets resulting from operations	322,293,456	256,117,840

Dividends and Distributions to Shareholders from:

Net realized gain:
Class A	—	(9,864,882)
Class C	—	(1,171,015)
Class R	—	(196,411)
Institutional Class	—	(2,125,977)
Class R6	—	(10,859)

	—	(13,369,144)

Capital Share Transactions:
Proceeds from shares sold:
Class A	100,084,585	67,718,476
Class C	18,936,996	4,828,959
Class R	2,092,727	2,940,000
Institutional Class	236,396,799	81,703,833
Class R6	5,721,844	1,222,034

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	9,626,938
Class C	—	1,164,730
Class R	—	196,206
Institutional Class	—	2,098,066
Class R6	—	10,859

	363,232,951	171,510,101

12

	Six months
	ended
	9/30/2018	Year ended
	(Unaudited)	3/31/18

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(55,996,648)	$(130,517,453)
Class C	(26,424,280)	(18,755,780)
Class R	(2,348,471)	(10,268,311)
Institutional Class	(49,107,636)	(131,794,110)
Class R6	(473,065)	(216,304)

	(134,350,100)	(291,551,958)

Increase (decrease) in net assets derived from capital share transactions	228,882,851	(120,041,857)

Net Increase in Net Assets	551,176,307	122,706,839

Net Assets:
Beginning of period	1,068,882,762	946,175,923

End of period	$1,620,059,069	$1,068,882,762

Distributions in excess of net investment income	$(8,403,507)	$(1,842,004)

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]

Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.” See accompanying notes, which are an integral part of the financial statements.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended					10/1/14
9/30/18[1]		Year ended			to	Year ended
(Unaudited)		3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14

$22.83		$17.59	$27.04	$29.41	$29.12	$28.96

(0.13)		(0.20)	(0.14)	(0.01)	0.08	(0.11)
6.52		5.74	(0.08)	0.65	4.33	1.35

6.39		5.54	(0.22)	0.64	4.41	1.24

—		(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

—		(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

$29.22		$22.83	$17.59	$27.04	$29.41	$29.12

27.99%		31.68%	1.13%	2.26%	16.02%	4.19%

$1,040,017		$776,647	$653,453	$787,583	$838,620	$779,507
1.12%		1.17%	1.21%	1.20%	1.22%	1.19%
1.12%		1.17%	1.21%	1.20%	1.22%	1.19%
(1.03%	)	(1.00% )	(0.60% )	(0.03% )	0.53%	(0.36% )
(1.03%	)	(1.00% )	(0.60% )	(0.03% )	0.53%	(0.36% )
39%		101%	159%	24%	8%	26%

15

Financial highlights

Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment loss to average net assets[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended					10/1/14
9/30/18[1]		Year ended			to	Year ended
(Unaudited)		3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14

$11.55		$9.09	$18.76	$21.46	$22.34	$22.62

(0.12)		(0.18)	(0.20)	(0.16)	(0.02)	(0.25)
3.30		2.94	(0.24)	0.47	3.26	1.05

3.18		2.76	(0.44)	0.31	3.24	0.80

—		(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

—		(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

$14.73		$11.55	$9.09	$18.76	$21.46	$22.34

27.53%		30.71%	0.30%	1.53%	15.60%	3.39%

$51,245		$46,509	$49,266	$67,633	$79,901	$77,021
1.87%		1.92%	1.96%	1.95%	1.97%	1.94%
(1.78%	)	(1.75% )	(1.35% )	(0.78% )	(0.22% )	(1.11% )
39%		101%	159%	24%	8%	26%

17

Financial highlights

Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net realized gain

Total dividends and distributions

Net asset value, end of period.

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended					10/1/14 to 3/31/15[2]
9/30/18[1]		Year ended				Year ended
(Unaudited)		3/31/18	3/31/17	3/31/16		9/30/14

$21.01		$16.25	$25.77	$28.24	$28.15	$28.10

(0.15)		(0.23)	(0.19)	(0.08)	0.04	(0.18)
6.00		5.29	(0.10)	0.62	4.17	1.31

5.85		5.06	(0.29)	0.54	4.21	1.13

—		(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

—		(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

$26.86		$21.01	$16.25	$25.77	$28.24	$28.15

27.84%		31.34%	0.87%	1.99%	15.85%	3.92%

$16,437		$13,068	$16,731	$18,768	$17,416	$16,936
1.37%		1.42%	1.46%	1.45%	1.47%	1.44%
1.37%		1.42%	1.46%	1.45%	1.47%	1.44%
(1.28%	)	(1.25% )	(0.85% )	(0.28% )	0.28%	(0.61% )
(1.28%	)	(1.25% )	(0.85% )	(0.28% )	0.28%	(0.61% )
39%		101%	159%	24%	8%	26%

19

Financial highlights

Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period.

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income (loss) to average net assets[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended					10/1/14
9/30/18[1]		Year ended			to	Year ended
(Unaudited)		3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14

$30.69		$23.50	$32.83	$34.98	$33.89	$33.46

(0.14)		(0.20)	(0.11)	0.08	0.13	(0.04)
8.78		7.69	0.02	0.78	5.08	1.55

8.64		7.49	(0.09)	0.86	5.21	1.51

—		—	(0.01)	—	—	—
—		(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

—		(0.30)	(9.24)	(3.01)	(4.12)	(1.08)

$39.33		$30.69	$23.50	$32.83	$34.98	$33.89

28.19%		32.01%	1.33%	2.54%	16.13%	4.44%

$505,160		$231,474	$226,724	$432,915	$364,740	$337,183
0.87%		0.92%	0.96%	0.95%	0.97%	0.94%
(0.78%	)	(0.75% )	(0.35% )	0.22%	0.78%	(0.11% )
39%		101%	159%	24%	8%	26%

21

Financial highlights

Delaware Smid Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1] (Unaudited)		Year ended 3/31/18	5/2/16[2] to 3/31/17

Net asset value, beginning of period	$30.71		$23.50	$33.01

Income (loss) from investment operations:
Net investment loss[3]		(0.14)	(0.19)	(0.05)
Net realized and unrealized gain (loss)	8.80		7.70	(0.19)

Total from investment operations	8.66		7.51	(0.24)

Less dividends and distributions from:
Net investment income	—		—	(0.04)
Net realized gain	—		(0.30)	(9.23)

Total dividends and distributions	—		(0.30)	(9.27)

Net asset value, end of period	$39.37		$30.71	$23.50

Total return[4]	28.20%		32.10%	0.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,200		$1,186	$2
Ratio of expenses to average net assets[5]	0.80%		0.84%	0.84%
Ratio of net investment loss to average net assets[5]	(0.78%	)	(0.67% )	(0.21% )
Portfolio turnover	39%		101%	159% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Sept. 30, 2018 are reflected on the “Statement of operations.”
[6]	Portfolio turnover is representative of the Fund for the entire year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

22

Notes to financial statements

Delaware Smid Cap Growth Fund	September 30, 2018 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Smid Cap Growth Fund, and Delaware Small Cap Growth Fund. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company

23

Notes to financial statements

Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2018 and for all open tax years (years ended Sept. 30, 2014–March 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Sept. 30, 2018, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Sept. 28, 2018, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for

24

investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2018, the Fund earned $75 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expense paid indirectly.” For the six months ended Sept. 30, 2018, the Fund earned $787 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

25

Notes to financial statements

Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). The Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. The Fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the six months ended Sept. 30, 2018, the Fund was charged $26,813 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2018, the Fund was charged $115,730 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on Oct. 11, 2010. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2018, the Fund was charged $12,683 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

26

For the six months ended Sept. 30, 2018, DDLP earned $10,285 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2018, DDLP received gross CDSC commissions of $88 and $1,797 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended Sept. 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$728,054,350
Sales	506,679,160

At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,125,165,551

Aggregate unrealized appreciation of investments	$505,819,503
Aggregate unrealized depreciation of investments	(7,884,625)

Net unrealized appreciation of investments	$497,934,878

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets

27

Notes to financial statements

Delaware Smid Cap Growth Fund

3. Investments (continued)

or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$1,619,550,116	$—	$1,619,550,116
Short-Term Investments	—	3,550,313	3,550,313

Total Value of Securities	$1,619,550,116	$3,550,313	$1,623,100,429

During the six months ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Sept. 30, 2018. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Sept. 30, 2018, there were no Level 3 investments.

28

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	9/30/18	3/31/18
Shares sold:
Class A	3,753,686	3,098,971
Class C	1,426,107	432,991
Class R	87,960	159,823
Institutional Class	6,712,869	2,881,746
Class R6	157,029	45,942

Shares issued upon reinvestment of dividends and distributions:
Class A	—	468,918
Class C	—	111,886
Class R	—	10,376
Institutional Class	—	76,072
Class R6	—	394

	12,137,651	7,287,119

Shares redeemed:
Class A	(2,181,224)	(6,699,908)
Class C	(1,973,303)	(1,937,316)
Class R	(97,935)	(577,921)
Institutional Class	(1,411,432)	(5,062,847)
Class R6	(12,757)	(7,813)

	(5,676,651)	(14,285,805)

Net increase (decrease)	6,461,000	(6,998,686)

29

Notes to financial statements

Delaware Smid Cap Growth Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended Sept. 30, 2018 and year ended March 31, 2018, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
9/30/18	16,865	367,514	185,668	12,584	$5,437,386
Year ended
3/31/18	26,578	26,988	3,389	27,700	765,754

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $130,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

The Fund had no amounts outstanding as of Sept. 30, 2018 or at any time during the period then ended.

6. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the

30

excess to the counterparty. As of Sept. 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$455,930	$(455,930)	$—	$(455,930)	$—
Bank of Montreal	1,253,809	(1,253,809)	—	(1,253,809)	—
BNP Paribas	1,721,261	(1,721,261)	—	(1,721,261)	—

Total	$3,431,000	$(3,431,000)	$—	$(3,431,000)	$—

(a) The value of the related collateral received exceeded the value of the repurchase agreements as of Sept. 30, 2018.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

31

Notes to financial statements

Delaware Smid Cap Growth Fund

7. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2018, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for

32

purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2018, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

On Nov. 5, 2018, the Fund, along with the other Participants, entered into an amendment to the agreement for a $190,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 4, 2019.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board consideration of sub-advisory agreements for Delaware Smid Cap Growth Fund at a meeting held May 16-17, 2018

At a meeting held on May 16-17, 2018, the Board of Trustees of Delaware Group® Equity Funds IV, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Funds Management Hong Kong (“MFMHK”) for Delaware Smid Cap Growth Fund (the “Fund”). MIMEL and MFMHK may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MFMHK, including its personnel, operations, and financial condition, which had been provided by MIMEL and MFMHK, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MFMHK; information concerning MIMEL’s and MFMHK’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MFMHK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MFMHK; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of service. The Board considered the nature, quality, and extent of services that MIMEL and MFMHK each would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMEL and MFMHK in connection with DMC’s collaboration with MIMEL and MFMHK in managing the Fund, and the qualifications and experience of MIMEL and MFMHK’s equity teams with regard to implementing the Fund’s investment mandates. The Board considered MIMEL and MFMHK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MFMHK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MFMHK to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MFMHK, as well as MIMEL and MFMHK’s ability to render such services based on its experience, organization, and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies. In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the

34

relationship contemplated in this case is limited to access to the additional quantitative investment resources and related technology support of MIMEL and MFMHK.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MFMHK fees in conjunction with the services that would be rendered to the sub-advised Fund. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MFMHK would provide trade execution support, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by marketing a global approach to the portfolio management of its fixed income investment strategies.

Board consideration of advisory agreement for Delaware Smid Cap Growth Fund at a meeting held August 15-16, 2018

At a meeting held on Aug. 15-16, 2018 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Smid Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2018, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable independent fund consultant,

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Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board consideration of advisory agreement for Delaware Smid Cap Growth Fund at a meeting held August 15-16, 2018 (continued)

JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders (a) through each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2018. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Broadridge. The Broadridge comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective

36

management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2018, the Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

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About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware Funds ® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2018